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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   03-31-01
                                                ---------


Check here if Amendment [     ]; Amendment Number: ____________________
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Second Curve Capital, LLC
Address:   200 Park Ave., New York, NY 10166


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen D. Krug
Title:   COO
Phone:   212-808-3546

Signature, Place, and Date of Signing:

/s/ Stephen D. Krug            New York, New York      May 9, 2001
---------------------------    ------------------      ------------
      [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -----------

Form 13F Information Table Entry Total:              25
                                                 -----------

Form 13F Information Table Value Total:            $ 243
                                                 -----------
                                                 (thousands)




List of Other Included Managers:

None


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         FORM 13F INFORMATION TABLE - SECOND CURVE CAPITAL LLC (3/31/01)

     COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8
     --------                 --------   --------   --------          --------        --------      --------        --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF              VALUE    SHRS OR      SH/   PUT/  INVESTMENT  OTHER
NAME OF ISSUER                 CLASS     CUSIP      (X1000)  PRN AMOUNT   PRN   CALL  DISCRETION  MANAGERS  SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AMERICREDIT CORP                COM     03060R101   3,829      118,072     SH          SOLE                   118,072
AMERITRADE HLDG CORP CL A       CL A    03072H109   2,113      400,119     SH          SOLE                   400,119
BANK OF AMERICA                 COM     60505104    16,433     300,148     SH          SOLE                   300,148
BLACKROCK INC CL A              CL A    09247X101   5,160      143,342     SH          SOLE                   143,342
CAPITAL ONE FINCL CORP          COM     14040H105   19,590     352,975     SH          SOLE                   352,975
COMMERCE BANCORP INC-NJ         COM     200519106   10,585     176,419     SH          SOLE                   176,419
CORILLIAN CORP                  COM     218725109   3,066      516,390     SH          SOLE                   516,390
DIME BANCORP INC                COM     25429Q102   15,900     485,493     SH          SOLE                   485,493
E TRADE GROUP INC               COM     269246104   1,151      164,856     SH          SOLE                   164,856
FIRST REPUBLIC INC              COM     336158100   7,260      329,997     SH          SOLE                   329,997
FIRST UNION CORP                COM     337358105   15,881     481,247     SH          SOLE                   481,247
GOLDEN STATE BANCORP            COM     381197102   11,466     411,246     SH          SOLE                   411,246
GOLDEN WEST FINANCIAL CORP      COM     381317106   1,877       28,914     SH          SOLE                    28,914
GREENPOINT FINCL CORP           COM     395384100   14,547     446,228     SH          SOLE                   446,228
HIBERNIA CORP                   CL A    428656102   3,635      260,226     SH          SOLE                   260,226
NEXTCARD INC                    COM     441815107   10,411   1,009,557     SH          SOLE                 1,009,557
PACIFIC CENTURY FINCL CORP      COM     694058108   16,600     873,664     SH          SOLE                   873,664
PROVIDIAN FINCL GROUP           COM     65332K107   17,416     355,069     SH          SOLE                   355,069
RESOURCE BANCSHARES MTG GRP     COM     761197102    129        17,202     SH          SOLE                    17,202
S1 CORP                         COM     78463B101   1,955      269,710     SH          SOLE                   269,710
SOVEREIGN BANCORP               COM     845905108   16,316   1,926,645     SH          SOLE                 1,926,645
TCF FINCL CORP                  COM     87161C105   5,645      149,391     SH          SOLE                   149,391
UNIONBANCAL CORP                COM     872275102   20,700     712,551     SH          SOLE                   712,551
WASHINGTON MUTUAL               COM     908906100   18,351     335,181     SH          SOLE                   335,181
WELLS FARGO                     COM     939322103   7,162      144,780     SH          SOLE                   144,780